Fair Value Measurements - Schedule of Key Inputs into the Option Pricing Model for the Convertible Note Option Liability (Details)		9 Months Ended	12 Months Ended
	Aug. 14, 2024	Sep. 30, 2025	Dec. 31, 2024
Stock Price [Member]
Schedule of Convertible Note Option Liability and Earn-out Share Liability [Line Items]
Option pricing model initial value, measurement input	0.6	0.62
Earn-out share liability, measurement input		0.62	6.5
Convertible note option liability, measurement input		1.83	3.81
Expected term (years) [Member]
Schedule of Convertible Note Option Liability and Earn-out Share Liability [Line Items]
Option pricing model initial value, measurement input	5	4.9
Earn-out share liability, measurement input		9	10
Convertible note option liability, measurement input		0.45	1.2
Volatility [Member]
Schedule of Convertible Note Option Liability and Earn-out Share Liability [Line Items]
Option pricing model initial value, measurement input	75	75
Earn-out share liability, measurement input		80	75
Risk-Free Rate [Member]
Schedule of Convertible Note Option Liability and Earn-out Share Liability [Line Items]
Option pricing model initial value, measurement input	4.16	4.2
Earn-out share liability, measurement input		4.18	3.81
Convertible note option liability, measurement input		4.16	4.18
Volatility [Member]
Schedule of Convertible Note Option Liability and Earn-out Share Liability [Line Items]
Convertible note option liability, measurement input		75	75
Interest rate [Member]
Schedule of Convertible Note Option Liability and Earn-out Share Liability [Line Items]
Option pricing model initial value, measurement input		6.24	6.49